PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2018 USD ($)	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	May 31, 2023 CNY (¥)
Foreign currency translation
Cash, cash equivalents, and restricted cash			¥ 21,495,000		¥ 14,243,000
Current expected credit losses
Retained earnings			9,137,727		6,249,883		$ 1,287,022
Expected credit loss provision			183,000	$ 25,744	285,394	¥ 82,427
Short-term and long-term advances to suppliers
Provision for advance to suppliers			0		0	0
Provision for loss on long-term contracts			¥ 0		¥ 0	0
Percentage of estimated residential value.			5		10		5
Net income			¥ 6,452,554	908,822	¥ 1,565,139	955,572
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders			3,447,443	485,561	620,506	721,018
Depreciation expenses of project assets			0	$ 0	0	32,559
Held-for-sale liabilities			1,117,005				$ 157,327
Interest Capitalization
Interest expenses			1,242,793		1,150,128	878,908
Interest and other income			¥ 554,000		589,000	214,000
Revenue recognition
Period of customers to make full payment			90 days	90 days
Period of customers to make payment after delivery			180 days	180 days
Retain percentage, minimum			5.00%	5.00%
Retain percentage, maximum			10.00%	10.00%
Retainage			¥ 16,000		23,000	24,000
Capitalized contract cost			¥ 0		0	0
Practical expedients and exemption			true	true
Number of operating segments | segment			1	1
Warranty cost
Product defect, minimum warranty			5 years	5 years
Product defect, maximum warranty			10 years	10 years
Product decline, minimum warranty			10 years	10 years
Product decline, maximum warranty			25 years	25 years
Product decline, minimum percentage			10.00%	10.00%
Product decline, maximum percentage			20.00%	20.00%
Product failure rate over warranty period			1.00%	1.00%
Past years matching actual claims with expected estimates.			2 years	2 years
Warranty liability			¥ 387,000			104,000
Accrue (reversal) to selling and marketing expense					75,000
Warranty cost expenses			1,372,000		773,000	390,000
Utilization of warranty accruals			222,000		212,000	171,000
Uncertain tax positions			0		0
Government grants
Subsidy income			1,175,000	$ 165,565	1,089,435	465,685
Government grants related to assets			¥ 2,827,000		1,469,000	291,000
Convenience translation
Exchange rate			7.0999				7.0999
Discontinued operations, held-for-sale | Xingjiang Jinko
Short-term and long-term advances to suppliers
Consideration agreed			¥ 4,300,000
Total			1,814,000
Held-for-sale liabilities			¥ 1,117,000
Held-for sale assets and liabilities | Xingjiang Jinko
Short-term and long-term advances to suppliers
Percentage of ownership interest agreed to sell			100.00%	100.00%
Consideration receivable upon achieved agreed performance target			¥ 1,600,000
Consideration receivable upon sign-off of all related transaction documents			1,200,000
Consideration receivable upon completion of business registration with related authorities			¥ 1,500,000
Percentage of consideration receivable upon achieved agreed performance target for each year			25.00%	25.00%
Consideration receivable upon achieved agreed performance target for each year			¥ 400,000
Threshold cumulative net profit to be achieved by target company during target period			2,000,000
Maximum compensation to be paid if target company cumulative net profit achieved is less than zero			¥ 2,700,000
Percentage of additional consideration if cumulative net profit is achieved			30.00%	30.00%
Held-for sale assets and liabilities | Land use right and buildings located in Yuhuan, Zhejiang
Short-term and long-term advances to suppliers
Consideration agreed								¥ 236,000
Total			¥ 189,000
ASC 606
Revenue recognition
Retainage			7,000		400	3,000
ASC 606 | Adjustment
Revenue recognition
Retained earnings | $		$ 0
ASU No. 2016-13
Current expected credit losses
Expected credit loss provision, current			779,000		600,000	331,000
Expected credit loss provision, non-current assets			2,000		2,000	4,000
Expected credit loss provision					285,000	82,000
Electricity
Cost of revenue
Cost of electricity sales			¥ 0		0	31,000
Warranty cost
Product failure rate over warranty period			3.00%	3.00%
Shipping and Handling
Cost of revenue
Cost of electricity sales			¥ 4,226,000		5,161,000	2,048,000
Revenue from generated electricity
Short-term and long-term advances to suppliers
Incidental revenue					47,000	0
Minimum
Revenue recognition
Percentage of domestic customers to make full payment			90.00%	90.00%
Retainage Period			1 year	1 year
Percentage of revenue recognized		90.00%
Maximum
Revenue recognition
Percentage of domestic customers to make full payment			95.00%	95.00%
Retainage Period			2 years	2 years
Percentage of revenue recognized		95.00%
Construction projects of continuing operation
Interest Capitalization
Interest capitalized			¥ 72,000		¥ 71,000	¥ 41,000
Buildings
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			20 years				20 years
Machinery and equipment | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years				5 years
Machinery and equipment | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			10 years				10 years
Reviewed estimate of useful life	6 years		6 years	6 years	10 years
Furniture, fixture and office equipment | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			3 years				3 years
Furniture, fixture and office equipment | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years				5 years
Motor vehicles | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			4 years				4 years
Motor vehicles | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years				5 years
Land use rights
Interest Capitalization
Intangible asset, useful life, minimum			50 years	50 years
Intangible asset, useful life, maximum			70 years	70 years
Purchased software and trademark registration fees
Interest Capitalization
Intangible asset, useful life, minimum			5 years	5 years
Intangible asset, useful life, maximum			10 years	10 years